Segmental analysis - Schedule of operating profit/(loss) by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 1,985	£ 2,239	[1]
Share of post-tax results of joint ventures and associates	71	51	[1]
Finance income	115	37	[1]
Finance costs	(800)	(661)	[1]
Profit before tax	1,371	1,666	[1]
UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	2,016	1,518
US
Disclosure of operating segments [line items]
Operating profit from continuing operations	(31)	721
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	838	493
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	472	522
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	443	146
Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	(47)	720
Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	8	(26)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	310	308
Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	(39)	76
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,902	1,756
Share of post-tax results of joint ventures and associates	59	70
Finance income	123	69
Finance costs	(834)	(801)
Profit before tax	1,250	1,094
Before exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,956	1,550
Before exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit from continuing operations	(54)	206
Before exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	839	499
Before exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	476	531
Before exceptional items and remeasurements | Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	443	147
Before exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	(32)	193
Before exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	(30)	(18)
Before exceptional items and remeasurements | Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	219	259
Before exceptional items and remeasurements | Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	(13)	145
Exceptional items and remeasurements (see note 4)
Disclosure of operating segments [line items]
Operating profit from continuing operations	83	483
Share of post-tax results of joint ventures and associates	12	(19)
Finance income	(8)	(32)
Finance costs	34	140
Profit before tax	121	572
Exceptional items and remeasurements (see note 4) | UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	60	(32)
Exceptional items and remeasurements (see note 4) | US
Disclosure of operating segments [line items]
Operating profit from continuing operations	23	515
Exceptional items and remeasurements (see note 4) | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	(1)	(6)
Exceptional items and remeasurements (see note 4) | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	(4)	(9)
Exceptional items and remeasurements (see note 4) | Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	0	(1)
Exceptional items and remeasurements (see note 4) | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	(15)	527
Exceptional items and remeasurements (see note 4) | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	38	(8)
Exceptional items and remeasurements (see note 4) | Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	91	49
Exceptional items and remeasurements (see note 4) | Operating segments | Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ (26)	£ (69)

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.